Investment properties (Tables)	12 Months Ended
Dec. 31, 2025
Investment properties [Abstract]
Schedule of Investment Properties
14	Investment properties

	2024	2025
	RMB’000	RMB’000
Fair value
At 1 January	22,911	35,058
Fair value gain/(loss) of investment properties	12,147	(31)
At 31 December	35,058	35,027

Schedule of Amounts Recognised in Income Statement and Future Aggregate Minimum Lease Receipts
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Rental income	240	411	411